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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one): [ ] is a restatement.

                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fountainhead Partners, L.P.
Address: 2201 E. Lamar, Ste. 260
         Arlington, TX 76006

From 13F File Number: 28-10642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  L. Scott Rand
Title: Chief Investment Officer
Phone: 817-649-2100

Signature, Place, and Date of Signing:


L. Scott Rand                 Arlington, TX        May 9, 2006
---------------------------   ------------------   -----------
[Signature]                   [City]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           32
Form 13F Information Table Value Total:      138,542
                                          (thousands)

List of Other Included Managers

Provide a number list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                                                                             COLUMN 5                                COLUMN 8
                                                            COLUMN 4   -----------------  COLUMN 6  COLUMN 7     VOTING AUTHORITY
          COLUMN 1                 COLUMN 2        COLUMN 3   VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER   ----------------------
       NAME OF ISSUER           TITLE OF CLASS      CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS    SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
American Eagle Outfitters     COMMON              02553E106   2,687      90,000  SH          SOLE      N/A        90,000
Atmel Corp                    COMMON              049513104     913     193,500  SH          SOLE      N/A       193,500
Blockbuster                   COMMON              093679108   4,367   1,100,000  SH          SOLE      N/A     1,100,000
Blockbuster                   COMMON CL B         093679207     724     202,100  SH          SOLE      N/A       202,100
Brocade                       NOTE 2.000% 1/2007  111621AB4  11,363  11,500,000  PRN         SOLE      N/A    11,500,000
Celestica Inc                 SUB VTG SHS         15101Q108   1,113      97,200  SH          SOLE      N/A        97,200
Celestica Inc                 COMMON              15101Q108     502       1,116      CALL    SOLE      N/A         1,116
Cisco Systems                 COMMON              17275R102   6,284     290,000  SH          SOLE      N/A       290,000
Comtech Telecom               NOTE 2.000% 2/2024  205826AD2   4,834   4,500,000  PRN         SOLE      N/A     4,500,000
Culp Inc                      COMMON              230215105   5,548   1,144,000  SH          SOLE      N/A     1,144,000
Cypress Semiconductor         COMMON              232806109   8,899     525,000  SH          SOLE      N/A       525,000
EMC Corp                      COMMON              268648102   5,715     419,320  SH          SOLE      N/A       419,320
Extreme Networks              NOTE 3.500% 12/2006 30226DAB2   1,472   1,500,000  PRN         SOLE      N/A     1,500,000
Freescale Semiconductor       COMMON CL A         35687M107   5,506     198,000  SH          SOLE      N/A       198,000
Gamestop Corp                 COMMON CL B         36467W208   6,498     150,000  SH          SOLE      N/A       150,000
International Rectifier Corp  NOTE 4.250% 7/2007  460254AE5   3,920   4,000,000  PRN         SOLE      N/A     4,000,000
Lennar Corp                   COMMON CL B         526057302   1,953      35,000  SH          SOLE      N/A        35,000
Liberty Media                 COMMON CL A         530718105  24,630   3,000,000  SH          SOLE      N/A     3,000,000
Loews Corp                    COMMON              540424108   1,619      16,000  SH          SOLE      N/A        16,000
McData Corporation            COMMON CL B         580031102   2,767     645,000  SH          SOLE      N/A       645,000
Meristar Hospitality          NOTE 9.500% 4/2010  58984YAJ2   1,248   1,200,000  PRN         SOLE      N/A     1,200,000
Novelis Inc                   COMMON              67000X106   3,332     162,000  SH          SOLE      N/A       162,000
Pfizer Inc                    COMMON              717081103   5,233     210,000  SH          SOLE      N/A       210,000
Quantum Corp                  NOTE 4.375% 8/2010  747906AE5   2,090   2,000,000  PRN         SOLE      N/A     2,000,000
Radioshack Corp               COMMON              750438103   4,038     210,000  SH          SOLE      N/A       210,000
RTI Intl Metals               COMMON              74973W107   2,468      45,000  SH          SOLE      N/A        45,000
Sanderson Farms Inc           COMMON              800013104   2,240     100,000  SH          SOLE      N/A       100,000
Sanmina SCI Corp              COMMON              800907107   2,768     675,000  SH          SOLE      N/A       675,000
Spider Trust                  COMMON              78462F103   1,488       3,000      CALL    SOLE      N/A         3,000
Triad Hospitals               COMMON              89579K109   6,285     150,000  SH          SOLE      N/A       150,000
Triquint Semiconductor        NOTE 4.000% 3/2007  89674KAB9   4,900   5,000,000  PRN         SOLE      N/A     5,000,000
Wolverine Tube Inc            COMMON              978093102   1,138     283,000  SH          SOLE      N/A       283,000